Financial Instruments - Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Taxes due to changes in reserves during the period	$ (391)	$ (293)	$ (191)
Hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period	812
Taxes due to changes in reserves during the period	363
Balances at the end of the period	(33)	812
Hedging reserve [member] | Foreign exchange currency risk [member] | Purchase of stock [member]
Disclosure of detailed information about hedged items [line items]
Fair value changes	(333)
Hedging reserve [member] | Foreign exchange currency risk [member] | Other stock [member]
Disclosure of detailed information about hedged items [line items]
Fair value changes	(6,202)
Hedging reserve [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Fair value changes	5,327
Cost of hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period	12
Balances at the end of the period		$ 12
Cost of hedging reserve [member] | Foreign exchange currency risk [member] | Purchase of stock [member]
Disclosure of detailed information about hedged items [line items]
Fair value changes	$ (12)